Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Uncategorized [Abstract]
Foreign Currency Transaction Gain (Loss), Unrealized, Intercompany transactions			$ 12,375
Amounts reclassified from accumulated other comprehensive income	$ 0	$ 0	$ 0	$ 0